Income Tax (Details Narrative) - Yingxi Industrial Chain Group Co Ltd [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Provision for income taxes	$ (2,176)	$ (10,486)	$ (2,328)	$ (17,361)	$ (35,989)	$ (20,439)
DHSE [Member]
Income tax rate					10.00%	10.00%
SHPF [Member]
Income tax rate					10.00%
China [Member]
Income tax rate			25.00%		25.00%	25.00%